Net Income (Loss) per Share - Schedule of Weighted-Average Common Shares Outstanding used in Calculating Basic and Diluted Net Income per Share (Detail) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2018
Basic	41,088,261	16,616,143
Add: Effect of dilutive securities
Diluted	41,088,924	16,616,143
Common Class 1 [Member]
Basic	41,088,261		2,547,924
Add: Effect of dilutive securities
Diluted	41,088,924		2,606,651
Warrants To Purchase Series B3 Preferred Shares [Member]
Add: Effect of dilutive securities
Preferred Warrants	663
Series B Preferred Stock Warrants [Member]
Add: Effect of dilutive securities
Preferred Warrants			46,346
Series C1 Preferred Stock Warrants
Add: Effect of dilutive securities
Preferred Warrants			12,381